Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 42.4%
		Basic Materials: 0.7%
29,000		Ashland LLC, 4.750%, 08/15/2022	$ 30,078	0.0
300,000		CF Industries, Inc., 3.450%, 06/01/2023	313,500	0.1
231,000		Eastman Chemical Co., 3.500%, 12/01/2021	234,048	0.0
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	313,191	0.1
227,000		Nucor Corp., 2.000%, 06/01/2025	235,071	0.0
1,007,000		Nutrien Ltd., 3.150%, 10/01/2022	1,033,968	0.3
300,000	(1)	SPCM SA, 4.875%, 09/15/2025	309,202	0.1
300,000	(1)	Tronox, Inc., 6.500%, 05/01/2025	318,494	0.1
			2,787,552	0.7

		Communications: 2.9%
230,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	239,230	0.1
735,000		Amazon.com, Inc., 0.450%, 05/12/2024	733,584	0.2
160,000		AMC Networks, Inc., 5.000%, 04/01/2024	162,493	0.0
351,000		AT&T, Inc., 1.700%, 03/25/2026	354,772	0.1
423,000		AT&T, Inc., 4.050%, 12/15/2023	458,554	0.1
501,000		Bell Canada, 0.750%, 03/17/2024	502,415	0.1
455,000		British Telecommunications PLC, 4.500%, 12/04/2023	495,822	0.1
360,000		Comcast Corp., 3.950%, 10/15/2025	403,595	0.1
200,000		CSC Holdings LLC, 5.875%, 09/15/2022	210,507	0.0
600,000		DISH DBS Corp., 5.875%, 11/15/2024	645,000	0.2
626,000		Fox Corp., 4.030%, 01/25/2024	678,414	0.2
248,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	250,186	0.1
900,000	(1)	Netflix, Inc., 3.625%, 06/15/2025	969,228	0.2
725,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	724,306	0.2
250,000	(1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	250,763	0.1
250,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	257,174	0.1
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	318,000	0.1
600,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	614,991	0.2
413,000		T-Mobile USA, Inc., 3.500%, 04/15/2025	448,749	0.1
250,000		T-Mobile USA, Inc., 4.000%, 04/15/2022	255,154	0.1
300,000	(1)	Univision Communications, Inc., 5.125%, 02/15/2025	306,977	0.1
416,000		Verizon Communications, Inc., 0.850%, 11/20/2025	411,668	0.1
447,000		Verizon Communications, Inc., 3.500%, 11/01/2024	483,850	0.1
805,000		Walt Disney Co/The, 4.000%, 10/01/2023	868,240	0.2
			11,043,672	2.9

		Consumer, Cyclical: 4.9%
128,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	129,488	0.0
325,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	319,342	0.1
533,000		American Honda Finance Corp., 2.050%, 01/10/2023	547,238	0.1
900,000	(1)	Avient Corp., 5.750%, 05/15/2025	952,371	0.3
252,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	253,235	0.1
365,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	402,676	0.1
900,000	(1)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	940,500	0.3
449,673		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	476,256	0.1
514,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	524,358	0.1
400,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	413,744	0.1
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	164,401	0.0
134,627		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	136,800	0.0
624,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	670,858	0.2
500,000		Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	540,625	0.1
400,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	438,580	0.1
487,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	489,935	0.1
441,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	450,238	0.1
900,000	(1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	949,968	0.3
300,000		KB Home, 7.625%, 05/15/2023	327,239	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
300,000		Lennar Corp., 4.500%, 04/30/2024	$ 328,500	0.1
300,000		MGM Resorts International, 6.000%, 03/15/2023	321,503	0.1
300,000	(1)	Navistar International Corp., 9.500%, 05/01/2025	321,975	0.1
548,000		PACCAR Financial Corp., 0.350%, 08/11/2023	547,453	0.1
574,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	585,473	0.2
1,002,000		Ross Stores, Inc., 4.600%, 04/15/2025	1,131,570	0.3
250,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	252,813	0.1
900,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	978,183	0.3
400,000		Toll Brothers Finance Corp., 5.875%, 02/15/2022	409,260	0.1
200,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	203,561	0.1
503,000		Toyota Motor Corp., 0.681%, 03/25/2024	504,031	0.1
400,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	445,952	0.1
508,412		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	548,449	0.1
900,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	922,500	0.2
182,457		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	190,972	0.1
400,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	424,420	0.1
618,000		WW Grainger, Inc., 1.850%, 02/15/2025	640,169	0.2
900,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	934,875	0.2
			18,819,511	4.9

		Consumer, Non-cyclical: 5.1%
490,000		AbbVie, Inc., 2.150%, 11/19/2021	493,587	0.1
493,000		AbbVie, Inc., 2.300%, 11/21/2022	506,129	0.1
489,000		AbbVie, Inc., 2.600%, 11/21/2024	515,826	0.1
171,000		AbbVie, Inc., 2.900%, 11/06/2022	176,725	0.0
198,000		AbbVie, Inc., 3.375%, 11/14/2021	200,288	0.1
241,000		AbbVie, Inc., 3.450%, 03/15/2022	245,079	0.1
300,000		ADT Security Corp./The, 4.125%, 06/15/2023	316,125	0.1
346,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	346,669	0.1
351,000		Anthem, Inc., 2.375%, 01/15/2025	367,738	0.1
598,000		BAT International Finance PLC, 1.668%, 03/25/2026	598,125	0.2
290,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	297,613	0.1
363,000		Boston Scientific Corp., 1.900%, 06/01/2025	374,791	0.1
447,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	443,319	0.1
494,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	500,490	0.1
174,000		Cardinal Health, Inc., 2.616%, 06/15/2022	177,539	0.0
163,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	166,101	0.0
269,000		Cigna Corp., 1.250%, 03/15/2026	269,924	0.1
378,000		Constellation Brands, Inc., 3.200%, 02/15/2023	394,106	0.1
986,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	1,008,898	0.3
400,000		Diageo Capital PLC, 1.375%, 09/29/2025	406,956	0.1
566,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	609,662	0.2
712,000		General Mills, Inc., 3.150%, 12/15/2021	716,294	0.2
403,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	403,214	0.1
256,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	266,700	0.1
146,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	149,261	0.0
453,000		Global Payments, Inc., 1.200%, 03/01/2026	449,038	0.1
253,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	257,156	0.1
201,000		Hershey Co/The, 0.900%, 06/01/2025	201,760	0.1
364,000		Hormel Foods Corp., 0.650%, 06/03/2024	364,842	0.1
473,000		Illumina, Inc., 0.550%, 03/23/2023	473,877	0.1
200,000	(1)	Indigo Merger Sub, Inc., 2.875%, 07/15/2026	203,412	0.1
156,000		Johnson & Johnson, 0.550%, 09/01/2025	154,663	0.0
592,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	631,334	0.2
539,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	583,542	0.1
300,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	314,811	0.1
497,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	515,180	0.1
203,000		Mylan, Inc., 4.200%, 11/29/2023	217,862	0.1
558,000		PayPal Holdings, Inc., 1.350%, 06/01/2023	568,080	0.1
473,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	484,417	0.1
906,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	909,096	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
507,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	$ 510,191	0.1
695,000		Stryker Corp., 0.600%, 12/01/2023	694,789	0.2
300,000		Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/2021	301,142	0.1
519,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	518,122	0.1
404,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	404,273	0.1
594,000	(1)	Viatris, Inc., 1.650%, 06/22/2025	601,541	0.2
297,000		Zoetis, Inc., 3.250%, 08/20/2021	298,055	0.1
			19,608,342	5.1

		Energy: 2.7%
900,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	922,248	0.2
900,000		Apache Corp., 4.625%, 11/15/2025	974,560	0.3
109,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	115,452	0.0
571,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	587,137	0.2
300,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	311,914	0.1
477,000		Diamondback Energy, Inc., 0.900%, 03/24/2023	477,123	0.1
1,266,000		Energy Transfer L.P., 4.250%, 03/15/2023	1,328,908	0.3
900,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	943,731	0.2
243,000		Equinor ASA, 2.875%, 04/06/2025	259,876	0.1
234,000		Exxon Mobil Corp., 2.992%, 03/19/2025	251,129	0.1
437,000		Cenovus Energy, Inc., 3.950%, 04/15/2022	444,875	0.1
434,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	434,000	0.1
252,000		MPLX L.P., 3.500%, 12/01/2022	261,864	0.1
900,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	921,375	0.2
218,000		Phillips 66, 3.850%, 04/09/2025	240,075	0.1
209,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	209,278	0.1
449,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	444,792	0.1
202,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	202,229	0.1
419,000		Valero Energy Corp., 1.200%, 03/15/2024	422,886	0.1
138,000		Valero Energy Corp., 2.850%, 04/15/2025	146,424	0.0
475,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	523,484	0.1
			10,423,360	2.7

		Financial: 18.4%
400,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	401,987	0.1
389,000		Aflac, Inc., 1.125%, 03/15/2026	390,073	0.1
604,000		Ally Financial, Inc., 3.875%, 05/21/2024	651,122	0.2
329,000		American Express Co., 2.500%, 07/30/2024	346,784	0.1
209,000		American Express Co., 3.700%, 11/05/2021	210,914	0.1
292,000		American Express Co., 3.700%, 08/03/2023	311,078	0.1
627,000		American International Group, Inc., 3.750%, 07/10/2025	691,575	0.2
354,000		American Tower Corp., 3.500%, 01/31/2023	370,965	0.1
218,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	233,871	0.1
513,000		Assurant, Inc., 4.200%, 09/27/2023	550,559	0.1
229,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	240,009	0.1
237,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	268,102	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	409,758	0.1
556,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	558,458	0.1
906,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	909,205	0.2
372,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	371,932	0.1
360,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	360,939	0.1
329,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	339,358	0.1
3,386,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	3,509,773	0.9
207,000		Bank of Montreal, 3.300%, 02/05/2024	221,755	0.1
185,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	190,056	0.1
151,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	157,020	0.0
419,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	420,124	0.1
509,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	509,739	0.1
260,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	266,383	0.1
400,000	(3)	Barclays PLC, 1.007%, 12/10/2024	401,606	0.1
1,610,000	(1)	BPCE SA, 2.750%, 01/11/2023	1,669,165	0.4
433,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	468,200	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
507,000		Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	$ 505,861	0.1
604,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	609,587	0.2
342,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	349,948	0.1
986,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,026,872	0.3
278,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	279,664	0.1
445,000		Charles Schwab Corp./The, 0.900%, 03/11/2026	441,919	0.1
695,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	715,700	0.2
300,000		CIT Group, Inc., 5.000%, 08/15/2022	313,887	0.1
456,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	457,232	0.1
366,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	373,824	0.1
878,000		Citigroup, Inc., 2.900%, 12/08/2021	886,379	0.2
71,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	76,023	0.0
503,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	529,584	0.1
550,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	552,653	0.1
1,548,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,620,966	0.4
500,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	510,037	0.1
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	129,642	0.0
835,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	907,554	0.2
805,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	813,726	0.2
220,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	220,708	0.1
305,000	(1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	306,513	0.1
465,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	477,740	0.1
453,000		Discover Financial Services, 3.950%, 11/06/2024	494,256	0.1
523,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	536,755	0.1
469,000		Equinix, Inc., 1.250%, 07/15/2025	470,484	0.1
300,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	305,955	0.1
366,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	392,699	0.1
430,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	444,499	0.1
517,000	(3)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	518,020	0.1
300,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	302,625	0.1
447,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	453,212	0.1
900,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	941,674	0.2
503,000		ING Groep NV, 3.150%, 03/29/2022	513,855	0.1
550,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	552,375	0.1
510,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	541,503	0.1
840,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	838,751	0.2
1,120,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,121,816	0.3
411,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	419,195	0.1
273,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	274,542	0.1
236,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	244,132	0.1
1,721,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	1,754,323	0.5
1,405,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	1,468,002	0.4
664,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	666,000	0.2
201,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	203,945	0.1
91,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	98,628	0.0
515,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	514,680	0.1
584,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	625,357	0.2
700,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	749,259	0.2
200,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	216,840	0.1
406,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	408,344	0.1
400,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	403,986	0.1
319,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	320,276	0.1
403,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	412,990	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,037,000		Mizuho Financial Group, Inc., 0.777%, (US0003M + 0.630%), 05/25/2024	$ 1,043,662	0.3
400,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	402,145	0.1
200,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	209,560	0.1
713,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	714,662	0.2
463,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	461,697	0.1
2,214,000		Morgan Stanley, 3.750%, 02/25/2023	2,333,694	0.6
329,000		Morgan Stanley, 4.000%, 07/23/2025	366,213	0.1
556,000		Morgan Stanley, 5.500%, 07/28/2021	558,142	0.1
503,000		MUFG Union Bank NA, 2.100%, 12/09/2022	514,776	0.1
701,000	(3)	National Bank of Canada, 0.550%, 11/15/2024	698,728	0.2
500,000	(1)	National Securities Clearing Corp., 0.750%, 12/07/2025	493,560	0.1
379,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	385,048	0.1
415,000	(1),(2)	Nationwide Building Society, 2.000%, 01/27/2023	425,877	0.1
870,000	(3)	Natwest Group PLC, 2.359%, 05/22/2024	896,813	0.2
403,000		Natwest Group PLC, 3.875%, 09/12/2023	430,624	0.1
674,000	(1)	NatWest Markets PLC, 0.800%, 08/12/2024	671,272	0.2
900,000		Navient Corp., 6.750%, 06/25/2025	997,614	0.3
403,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	403,154	0.1
400,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	396,112	0.1
300,000		OneMain Finance Corp., 6.125%, 05/15/2022	312,450	0.1
487,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	487,876	0.1
453,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	454,148	0.1
503,000		PNC Bank NA, 2.700%, 11/01/2022	518,022	0.1
441,000		Royal Bank of Canada, 0.500%, 10/26/2023	441,737	0.1
210,000		Royal Bank of Canada, 0.805%, (US0003M + 0.660%), 10/05/2023	212,583	0.1
363,000		Royal Bank of Canada, 1.150%, 06/10/2025	365,132	0.1
207,000		Royal Bank of Canada, 1.600%, 04/17/2023	211,556	0.1
533,000		Royal Bank of Canada, 1.950%, 01/17/2023	546,357	0.1
391,000		Royal Bank of Canada, 3.700%, 10/05/2023	419,622	0.1
305,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	333,682	0.1
924,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	924,494	0.2
406,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	405,149	0.1
950,000	(1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	958,312	0.3
440,000	(3)	State Street Corp., 2.354%, 11/01/2025	462,671	0.1
440,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	459,824	0.1
234,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	247,514	0.1
620,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	623,050	0.2
403,000	(1)	Swedbank AB, 0.600%, 09/25/2023	403,431	0.1
676,000		Toronto-Dominion Bank/The, 0.550%, 03/04/2024	675,801	0.2
718,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	723,560	0.2
205,000	(1)	UBS AG/London, 1.750%, 04/21/2022	207,317	0.1
401,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	404,055	0.1
715,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	733,893	0.2
253,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	258,204	0.1
1,206,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,262,375	0.3
183,000		Wells Fargo & Co., 4.125%, 08/15/2023	196,872	0.1
325,000		XLIT Ltd., 4.450%, 03/31/2025	364,987	0.1
			70,763,534	18.4

		Industrial: 2.0%
613,000		3M Co., 2.000%, 02/14/2025	639,047	0.2
300,000		Ball Corp., 4.000%, 11/15/2023	318,214	0.1
108,000		Berry Global, Inc., 5.125%, 07/15/2023	108,243	0.0
327,000		Boeing Co/The, 4.875%, 05/01/2025	366,563	0.1
533,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	566,909	0.2
110,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	110,601	0.0
250,000		Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	262,188	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
433,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	$ 430,132	0.1
363,000		Honeywell International, Inc., 1.350%, 06/01/2025	369,893	0.1
458,000	(2)	John Deere Capital Corp., 2.050%, 01/09/2025	479,130	0.1
93,000		Raytheon Technologies Corp., 2.800%, 03/15/2022	94,485	0.0
705,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	750,221	0.2
700,000		Republic Services, Inc., 2.500%, 08/15/2024	735,882	0.2
300,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	317,742	0.1
515,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	515,736	0.1
300,000		Silgan Holdings, Inc., 4.750%, 03/15/2025	305,808	0.1
719,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	720,243	0.2
503,000		WestRock RKT LLC, 4.000%, 03/01/2023	527,618	0.1
			7,618,655	2.0

		Technology: 2.2%
218,000		Analog Devices, Inc., 2.950%, 04/01/2025	233,464	0.1
165,000		Apple, Inc., 0.700%, 02/08/2026	163,173	0.0
718,000		Apple, Inc., 1.125%, 05/11/2025	726,744	0.2
237,000		Apple, Inc., 2.750%, 01/13/2025	253,536	0.1
471,000		Broadcom, Inc., 3.150%, 11/15/2025	505,121	0.1
300,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	334,794	0.1
505,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	504,577	0.1
521,000		Fiserv, Inc., 2.750%, 07/01/2024	549,829	0.1
436,000		HP, Inc., 2.200%, 06/17/2025	452,749	0.1
223,000		Intel Corp., 3.700%, 07/29/2025	246,632	0.1
900,000		Microchip Technology, Inc., 4.250%, 09/01/2025	945,149	0.3
360,000		NetApp, Inc., 1.875%, 06/22/2025	370,399	0.1
313,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	330,401	0.1
447,000		Oracle Corp., 1.650%, 03/25/2026	453,330	0.1
282,000		Oracle Corp., 2.500%, 04/01/2025	296,366	0.1
150,000		Roper Technologies, Inc., 0.450%, 08/15/2022	150,158	0.0
614,000		Roper Technologies, Inc., 3.125%, 11/15/2022	632,679	0.2
500,000		salesforce.com, Inc., 0.625%, 07/15/2024	500,330	0.1
401,000		VMware, Inc., 2.950%, 08/21/2022	411,468	0.1
395,000		VMware, Inc., 4.500%, 05/15/2025	441,536	0.1
			8,502,435	2.2

		Utilities: 3.5%
467,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	511,618	0.1
360,000	(1)	AES Corp./The, 1.375%, 01/15/2026	356,640	0.1
269,000	(1)	AES Corp./The, 3.300%, 07/15/2025	287,885	0.1
188,000		Ameren Illinois Co., 2.700%, 09/01/2022	192,138	0.0
497,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	497,321	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	162,491	0.0
602,000		Atmos Energy Corp., 0.625%, 03/09/2023	602,204	0.2
282,000		Avangrid, Inc., 3.200%, 04/15/2025	303,089	0.1
282,000		Connecticut Light and Power Co/The, 0.750%, 12/01/2025	278,627	0.1
433,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	446,037	0.1
300,000	(3)	Dominion Energy, Inc., 2.715%, 08/15/2021	300,865	0.1
550,000		DTE Energy Co., 2.600%, 06/15/2022	561,995	0.1
525,000		Duke Energy Corp., 1.800%, 09/01/2021	525,511	0.1
242,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	257,890	0.1
407,000	(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	410,908	0.1
463,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	482,318	0.1
280,000		Entergy Corp., 0.900%, 09/15/2025	276,516	0.1
145,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	149,788	0.0
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	170,186	0.0
245,000		FirstEnergy Corp., 4.750%, 03/15/2023	258,702	0.1
478,000		Interstate Power and Light Co., 3.250%, 12/01/2024	514,603	0.1
26,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	28,005	0.0
779,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	795,222	0.2
273,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	290,160	0.1
282,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	299,874	0.1
443,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	455,917	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
314,000		OGE Energy Corp., 0.703%, 05/26/2023	$ 314,116	0.1
260,000		Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	275,823	0.1
105,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	107,613	0.0
199,000		ONE Gas, Inc., 0.850%, 03/11/2023	199,104	0.0
180,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	193,507	0.0
282,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	279,124	0.1
235,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	235,765	0.1
199,000		Southern California Edison Co., 2.400%, 02/01/2022	200,709	0.1
188,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	195,517	0.0
255,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	276,745	0.1
715,000		Southern Co/The, 0.600%, 02/26/2024	713,360	0.2
252,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	252,042	0.1
60,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	61,260	0.0
220,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	222,597	0.1
644,000		Xcel Energy, Inc., 0.500%, 10/15/2023	644,254	0.2
			13,588,046	3.5

	Total Corporate Bonds/Notes
	(Cost $161,585,166)		163,155,107	42.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
241,259		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.542%, (US0001M + 4.450%), 01/25/2029	252,842	0.1
327,510		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.442%, (US0001M + 4.350%), 05/25/2029	343,641	0.1
534,815		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	551,996	0.2
415,170		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.492%, (US0001M + 2.400%), 05/25/2030	421,438	0.1
427,464		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.292%, (US0001M + 2.200%), 08/25/2030	432,564	0.1
650,089		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.642%, (US0001M + 2.550%), 12/25/2030	662,428	0.2
203,951		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	206,533	0.1
115,791		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	120,389	0.0
21,978		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	22,678	0.0
105,979		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	108,689	0.0
698,459		Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	726,509	0.2
1,445,758		Freddie Mac 3049 XF, 0.423%, (US0001M + 0.350%), 05/15/2033	1,455,791	0.4
215,411		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	245,825	0.1
650,647		Freddie Mac REMICS 3255 FA, 0.353%, (US0001M + 0.280%), 12/15/2036	654,607	0.2
55,799		Freddie Mac REMICS 3747 FA, 0.573%, (US0001M + 0.500%), 10/15/2040	56,248	0.0
159,281		Freddie Mac REMICS 3878 FA, 0.423%, (US0001M + 0.350%), 04/15/2041	159,435	0.0
132,482	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.692%, (US0001M + 3.600%), 07/25/2050	134,221	0.0
100,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.392%, (US0001M + 2.300%), 10/25/2048	101,020	0.0
280,993		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.892%, (US0001M + 3.800%), 03/25/2029	291,296	0.1
388,652		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3, 3.992%, (US0001M + 3.900%), 04/25/2029	405,214	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
400,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 2.618%, (SOFR30A + 2.600%), 11/25/2050	$ 406,787	0.1
106,402		Ginnie Mae Series 2010-H03 FA, 0.640%, (US0001M + 0.550%), 03/20/2060	107,033	0.0
50,328		Ginnie Mae Series 2010-H10 FC, 1.090%, (US0001M + 1.000%), 05/20/2060	51,109	0.0
423,553		Ginnie Mae Series 2010-H11 FA, 1.090%, (US0001M + 1.000%), 06/20/2060	431,228	0.1
110,055		Ginnie Mae Series 2011-H03 FA, 0.607%, (US0001M + 0.500%), 01/20/2061	110,666	0.0
112,775		Ginnie Mae Series 2011-H05 FA, 0.607%, (US0001M + 0.500%), 12/20/2060	113,359	0.0
132,366		Ginnie Mae Series 2011-H05 FB, 0.607%, (US0001M + 0.500%), 12/20/2060	133,160	0.0
751,990		Ginnie Mae Series 2011-H06 FA, 0.557%, (US0001M + 0.450%), 02/20/2061	755,394	0.2
128,179		Ginnie Mae Series 2011-H07 FA, 0.607%, (US0001M + 0.500%), 02/20/2061	128,677	0.0
175,651		Ginnie Mae Series 2011-H08 FD, 0.607%, (US0001M + 0.500%), 02/20/2061	176,638	0.1
443,827		Ginnie Mae Series 2011-H08 FG, 0.587%, (US0001M + 0.480%), 03/20/2061	446,119	0.1
934,990		Ginnie Mae Series 2011-H09 AF, 0.607%, (US0001M + 0.500%), 03/20/2061	939,703	0.3
74,623		Ginnie Mae Series 2011-H11 FB, 0.607%, (US0001M + 0.500%), 04/20/2061	75,013	0.0
264,003		Ginnie Mae Series 2012-H18 NA, 0.627%, (US0001M + 0.520%), 08/20/2062	265,523	0.1
1,621,503		Ginnie Mae Series 2012-H23 SA, 0.637%, (US0001M + 0.530%), 10/20/2062	1,640,053	0.4
1,485,885		Ginnie Mae Series 2012-H23 WA, 0.627%, (US0001M + 0.520%), 10/20/2062	1,493,619	0.4
534,014		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	562,420	0.2
327,443	(3)	Ginnie Mae Series 2014-53 JM, 7.079%, 04/20/2039	384,037	0.1
1,648,503		Ginnie Mae Series 2017-H06 FE, 0.657%, (US0001M + 0.550%), 02/20/2067	1,662,952	0.4
1,053,961		Ginnie Mae Series 2017-H07 FG, 0.567%, (US0001M + 0.460%), 02/20/2067	1,058,803	0.3
450,000	(1)	Mello Warehouse Securitization Trust 2020-1 A, 0.992%, (US0001M + 0.900%), 10/25/2053	450,438	0.1
250,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.892%, (US0001M + 0.800%), 11/25/2053	250,529	0.1

	Total Collateralized Mortgage Obligations
	(Cost $18,841,895)		18,996,624	5.0

U.S. TREASURY OBLIGATIONS: 19.6%
		U.S. Treasury Notes: 19.6%
46,440,400		0.125%,06/30/2022	46,453,599	12.1
3,367,000		0.125%,05/31/2023	3,360,029	0.9
5,227,000		0.125%,06/30/2023	5,214,647	1.4
20,171,000		0.250%,06/15/2024	20,048,871	5.2
139,500		0.750%,04/30/2026	138,808	0.0
130,300	(2)	0.750%,05/31/2026	129,567	0.0
128,000		0.875%,06/30/2026	127,945	0.0

	Total U.S. Treasury Obligations
	(Cost $75,505,534)		75,473,466	19.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.9%
500,000	(1)	Alen 2021-ACEN B Mortgage Trust, 1.723%, (US0001M + 1.650%), 04/15/2034	501,168	0.1
4,000,000	(1)	BBCMS Trust 2021-AGW E, 3.223%, (US0001M + 3.150%), 06/15/2036	4,016,745	1.0
968,000	(1)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	858,661	0.2
670,000		Benchmark 2021-B25 A5 Mortgage Trust, 2.577%, 04/15/2054	702,600	0.2
2,917,000	(1)	BHMS 2018-ATLS C, 1.973%, (US0001M + 1.900%), 07/15/2035	2,922,629	0.8
428,971	(1)	BHP Trust 2019-BXHP A, 1.048%, (US0001M + 0.975%), 08/15/2036	429,568	0.1
359,081	(1)	BX Commercial Mortgage Trust 2020-BXLP C, 1.193%, (US0001M + 1.120%), 12/15/2036	359,529	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000	(1),(3)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/11/2044	$ 2,069,987	0.5
1,126,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	1,216,140	0.3
3,000,000	(1)	BX Trust 2019-OC11 B, 3.605%, 12/09/2041	3,292,256	0.9
2,000,000	(1)	BX Trust 2020-BXLP C, 1.900%, (US0001M + 1.800%), 06/15/2038	2,006,778	0.5
2,500,000	(1)	BX Trust 2021-VIEW E, 3.750%, (US0001M + 3.600%), 06/15/2023	2,510,093	0.7
3,000,000	(1)	BXMT 2020-FL2 A Ltd., 1.025%, (US0001M + 0.900%), 02/16/2037	3,000,471	0.8
1,060,000	(1)	BXMT 2020-FL2 AS Ltd., 1.275%, (US0001M + 1.150%), 02/15/2038	1,059,010	0.3
733,000	(1),(3)	Century Plaza Towers 2019-CPT B, 3.097%, 11/13/2039	780,002	0.2
500,000	(1),(3)	Century Plaza Towers 2019-CPT C, 3.097%, 11/13/2039	525,495	0.1
225,000	(1),(3)	Century Plaza Towers 2019-CPT D, 3.097%, 11/13/2039	231,066	0.1
360,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.623%, (US0001M + 2.550%), 11/15/2036	357,646	0.1
2,508,000	(1)	CLNY Trust 2019-IKPR C, 1.749%, (US0001M + 1.676%), 11/15/2038	2,514,649	0.7
197,699	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	200,008	0.0
540,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	554,829	0.1
2,000,000	(1),(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.285%, 08/10/2050	2,135,322	0.6
990,000	(1),(3)	COMM 2013-CR10 D Mortgage Trust, 5.064%, 08/10/2046	1,008,795	0.3
120,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	118,440	0.0
680,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	697,252	0.2
89,607	(1)	CSWF 2018-TOP D, 1.873%, (US0001M + 1.800%), 08/15/2035	89,749	0.0
1,000,000	(1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	999,700	0.3
1,000,000	(1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	1,029,507	0.3
1,000,000	(1)	DOLP Trust 2021-NYC A, 2.956%, 05/10/2041	1,069,207	0.3
2,000,000	(1)	DOLP Trust 2021-NYC C, 3.530%, 05/10/2041	2,135,322	0.6
2,200,000	(1),(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,334,407	0.3
548,000	(1),(5)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 07/28/2027	422,874	0.1
710,000	(1),(5)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 12/29/2027	536,461	0.1
34,880	(3)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	35,842	0.0
64,579		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	65,658	0.0
17,242	(3)	Ginnie Mae 2015-21 AF, 2.151%, 07/16/2048	17,486	0.0
92,001		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	93,586	0.0
22,838		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	23,163	0.0
216,007		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	220,702	0.1
98,573		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	100,614	0.0
34,102		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	34,752	0.0
68,845		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	70,361	0.0
319,747		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	326,909	0.1
233,450		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	237,397	0.1
79,331		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	80,964	0.0
3,000,000	(1)	Grace Trust 2020-GRCE B, 2.600%, 12/10/2040	3,084,401	0.8
600,000	(1)	Great Wolf Trust 2019-WOLF C, 1.706%, (US0001M + 1.633%), 12/15/2036	600,908	0.2
1,557,250	(1)	Great Wolf Trust 2019-WOLF E, 2.805%, (US0001M + 2.732%), 12/15/2036	1,532,122	0.4
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	323,332	0.1
1,039,000	(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,037,862	0.3
1,070,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.573%, (US0001M + 1.500%), 10/15/2036	1,064,858	0.3
473,175	(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.585%, 03/10/2044	472,780	0.1
290,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.860%, 01/10/2045	289,284	0.1
320,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.170%, (US0001M + 1.090%), 10/15/2031	320,463	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
190,000	(1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	$ 199,132	0.0
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	344,106	0.1
271,140	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	276,704	0.1
680,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON C, 4.580%, 07/05/2031	716,599	0.2
200,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	200,996	0.1
730,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.874%, 11/15/2043	724,283	0.2
1,040,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.611%, 08/15/2046	1,042,007	0.3
384,770		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	392,849	0.1
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.240%, 12/15/2047	215,234	0.1
900,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	888,987	0.2
269,944	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	278,490	0.1
360,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	379,135	0.1
100,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	98,372	0.0
1,100,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.369%, 11/15/2045	1,136,012	0.3
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.821%, 04/15/2047	869,038	0.2
430,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	453,301	0.1
1,000,000	(1),(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	819,531	0.2
184,743	(1)	MF1 2020-FL3 A Ltd., 2.175%, (US0001M + 2.050%), 07/15/2035	186,475	0.0
610,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	620,490	0.2
720,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	741,106	0.2
400,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.191%, 12/15/2048	362,786	0.1
500,665	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	484,832	0.1
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	159,500	0.0
321,644		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	337,765	0.1
910,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	951,842	0.2
1,069,954	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.242%, (US0001M + 2.150%), 02/25/2035	1,074,400	0.3
1,070,244	(1)	SLIDE 2018-FUN A, 1.223%, (US0001M + 0.900%), 06/15/2031	1,072,501	0.3
160,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	166,039	0.0
1,161,034	(1)	VMC Finance 2019-FL3 A LLC, 1.182%, (US0001M + 1.100%), 09/15/2036	1,158,875	0.3
1,642,500	(1),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	1,699,884	0.4
209,667		Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	211,292	0.1
677,199		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	678,471	0.2
465,000	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.850%, 04/15/2045	472,457	0.1
270,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	291,231	0.1
500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	515,703	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
548,038	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	$ 550,231	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $72,536,029)		72,490,466	18.9

ASSET-BACKED SECURITIES: 13.6%
		Automobile Asset-Backed Securities: 5.2%
200,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	202,407	0.1
100,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	102,937	0.0
350,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	357,519	0.1
400,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	408,448	0.1
700,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	703,925	0.2
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	407,076	0.1
400,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	402,898	0.1
350,000		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	351,098	0.1
350,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	358,614	0.1
100,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	103,821	0.0
2,700,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	2,797,316	0.7
550,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	569,641	0.1
450,000		Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	449,561	0.1
150,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	150,160	0.0
400,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	400,888	0.1
650,000		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	651,415	0.2
250,000		Ford Credit Auto Lease Trust 2020-A A4, 1.880%, 05/15/2023	253,361	0.1
250,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	248,712	0.1
642,399		GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	643,931	0.2
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	306,940	0.1
550,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	553,020	0.1
2,600,000		GM Financial Consumer Automobile Receivables Trust 2020-1 A4, 1.900%, 03/17/2025	2,670,688	0.7
750,000		GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	749,275	0.2
200,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	205,216	0.1
500,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	503,285	0.1
400,000		Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	399,819	0.1
350,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	352,849	0.1
300,000		Mercedes-Benz Auto Lease Trust 2020-A A4, 1.880%, 09/15/2025	304,797	0.1
200,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	204,596	0.1
250,000		Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	253,948	0.1
350,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	361,862	0.1
142,555		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	142,900	0.0
750,000		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	753,835	0.2
500,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	501,609	0.1
350,000		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	350,739	0.1
300,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	304,797	0.1
900,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	915,503	0.2
1,102	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	1,104	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	$ 358,720	0.1
			19,759,230	5.2

		Credit Card Asset-Backed Securities: 0.7%
700,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	712,266	0.2
800,000		Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	813,863	0.2
800,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	798,638	0.2
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	455,380	0.1
			2,780,147	0.7

		Other Asset-Backed Securities: 7.4%
500,000	(1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.564%, (US0003M + 1.380%), 10/15/2031	500,910	0.1
600,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.518%, (US0003M + 1.330%), 01/20/2033	600,982	0.2
700,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.508%, (US0003M + 1.320%), 01/20/2033	700,629	0.2
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	398,774	0.1
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.540%, (US0003M + 1.350%), 07/18/2029	249,953	0.1
500,000	(1)	Barings Clo Ltd. 2019-4A A1, 1.514%, (US0003M + 1.330%), 01/15/2033	500,417	0.1
4,000,000	(1)	BDS 2020-FL5 A Ltd., 1.275%, (US0001M + 1.150%), 02/16/2037	4,001,267	1.0
600,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.520%, (US0003M + 1.330%), 01/17/2033	601,239	0.2
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.388%, (US0003M + 1.200%), 01/20/2031	249,430	0.1
450,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	450,011	0.1
800,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 1.546%, (US0003M + 1.400%), 04/20/2034	800,280	0.2
500,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.306%, (US0003M + 1.160%), 07/23/2034	501,007	0.1
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.440%, (US0003M + 1.250%), 10/17/2030	250,061	0.1
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 1.294%, (US0003M + 1.110%), 01/22/2031	250,075	0.1
600,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.514%, (US0003M + 1.330%), 01/16/2033	600,601	0.2
250,000	(1)	CIFC Funding 2019-6A A2 Ltd., 1.934%, (US0003M + 1.750%), 01/16/2033	250,753	0.1
500,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.838%, (US0003M + 1.650%), 08/24/2032	500,851	0.1
500,000	(1)	CIFC Funding 2020-3A A2 Ltd., 1.788%, (US0003M + 1.600%), 10/20/2031	500,680	0.1
87,971		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	88,040	0.0
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.368%, (US0003M + 1.180%), 10/20/2030	250,033	0.1
300,000	(1)	Dryden 68 CLO Ltd. 2019-68A A, 1.494%, (US0003M + 1.310%), 07/15/2032	300,014	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	360,074	0.1
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.438%, (US0003M + 1.250%), 01/20/2030	249,771	0.1
350,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.414%, (US0003M + 1.230%), 10/15/2029	350,011	0.1
250,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.276%, (US0003M + 1.130%), 07/20/2034	250,100	0.1
70,137	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.575%, (US0001M + 2.450%), 03/15/2035	70,707	0.0
750,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.568%, (US0003M + 1.380%), 01/20/2033	750,928	0.2
500,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.390%, (US0003M + 1.200%), 04/17/2033	501,710	0.1
310,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.203%, (US0001M + 1.130%), 05/15/2036	309,903	0.1
600,000	(1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 1.484%, (US0003M + 1.300%), 07/15/2032	600,174	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.468%, (US0003M + 1.280%), 01/20/2032	$ 500,148	0.1
850,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	858,356	0.2
600,000	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	601,471	0.2
500,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 A, 1.200%, (US0001M + 1.100%), 07/16/2036	500,313	0.1
1,575,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 1.950%, (US0001M + 1.850%), 07/16/2036	1,576,476	0.4
340,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.530%, (US0003M + 1.340%), 01/19/2033	340,515	0.1
700,000	(1)	Niagara Park Clo Ltd. 2019-B A4, 1.490%, (US0003M + 1.300%), 07/17/2032	700,000	0.2
400,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	400,806	0.1
250,000	(1)	OCP Clo 2019-17A C1 Ltd., 1.938%, (US0003M + 1.750%), 07/20/2032	250,000	0.1
500,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.688%, (US0003M + 1.500%), 10/20/2031	500,495	0.1
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.540%, (US0003M + 1.350%), 07/19/2030	249,841	0.1
600,000	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.335%, (US0003M + 1.180%), 11/18/2031	600,104	0.1
500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 1.508%, (US0003M + 1.320%), 07/20/2032	500,000	0.1
400,000	(1)	OHA Credit Funding 4 Ltd. 2019-4A A1, 1.552%, (US0003M + 1.330%), 10/22/2032	400,542	0.1
500,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.496%, (US0003M + 1.340%), 11/15/2032	501,012	0.1
500,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	499,461	0.1
500,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.884%, (US0003M + 1.700%), 07/15/2031	500,142	0.1
350,000	(1)	PFS Financing Corp. 2021-B A, 0.775%, 08/17/2026	348,546	0.1
19,875	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	19,953	0.0
36,307	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	36,500	0.0
152,697	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	153,980	0.0
590,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.584%, (US0003M + 1.400%), 01/15/2033	590,591	0.1
400,000	(1)	Symphony CLO XXI Ltd. 2019-21A A, 1.564%, (US0003M + 1.380%), 07/15/2032	400,001	0.1
500,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	500,053	0.1
400,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.834%, (US0003M + 1.650%), 01/15/2033	400,557	0.1
300,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	301,948	0.1
58,935		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	59,342	0.0
300,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	299,999	0.1
			28,580,537	7.4

		Student Loan Asset-Backed Securities: 0.3%
48,641	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	49,288	0.0
137,543	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	140,282	0.0
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.673%, (US0001M + 1.600%), 10/15/2031	305,356	0.1
383,119	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	390,741	0.1
119,311	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	119,867	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
211,568	(1) Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	$ 211,367	0.1
		1,216,901	0.3

	Total Asset-Backed Securities
	(Cost $52,084,910)	52,336,815	13.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(6)
24,275	5.500%,01/01/2037	27,091	0.0
21,299	5.500%,08/01/2038	23,765	0.0
8,012	5.500%,10/01/2038	8,944	0.0
4,373	5.500%,10/01/2038	4,879	0.0
177,428	5.500%,11/01/2038	203,015	0.1
104,074	5.500%,02/01/2039	116,204	0.0
		383,898	0.1

	Uniform Mortgage-Backed Securities: 0.0%
43,585	5.000%,03/01/2027	45,463	0.0
92,176	5.000%,07/01/2034	104,741	0.0
		150,204	0.0

	Total U.S. Government Agency Obligations
	(Cost $507,749)	534,102	0.1

	Total Long-Term Investments
	(Cost $381,061,283)	382,986,580	99.6

SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.6%
1,050,000	Entergy Corp., 0.200%, 07/14/2021	1,049,918	0.3
1,200,000	Sherwin-Williams Co., 0.190%, 07/20/2021	1,199,878	0.3

	Total Commercial Paper
	(Cost $2,249,832)	2,249,796	0.6

	Repurchase Agreements: 0.2%
866,076	(7) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $866,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $883,398, due 08/01/21-04/15/62)
	(Cost $866,076)	866,076	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,432,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,432,000)	3,432,000	0.9

	Total Short-Term Investments
	(Cost $6,547,908)	6,547,872	1.7

	Total Investments in Securities (Cost $387,609,191)	$ 389,534,452	101.3
	Liabilities in Excess of Other Assets	(4,922,928)	(1.3)
	Net Assets	$ 384,611,524	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$163,155,107	$–	$163,155,107
Collateralized Mortgage Obligations	–	18,996,624	–	18,996,624
Asset-Backed Securities	–	52,336,815	–	52,336,815
Commercial Mortgage-Backed Securities	–	72,490,466	–	72,490,466
U.S. Government Agency Obligations	–	534,102	–	534,102
U.S. Treasury Obligations	–	75,473,466	–	75,473,466
Short-Term Investments	3,432,000	3,115,872	–	6,547,872
Total Investments, at fair value	$3,432,000	$386,102,452	$–	$389,534,452
Other Financial Instruments+
Futures	16,782	–	–	16,782
Total Assets	$3,448,782	$386,102,452	$–	$389,551,234
Liabilities Table
Other Financial Instruments+
Futures	$(48,707)	$–	$–	$(48,707)
Total Liabilities	$(48,707)	$–	$–	$(48,707)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	556	09/30/21	$122,498,094	$16,782
			$122,498,094	$16,782
Short Contracts:
U.S. Treasury 10-Year Note	(90)	09/21/21	(11,925,000)	(41,197)
U.S. Treasury 5-Year Note	(276)	09/30/21	(34,066,594)	(7,510)
			$(45,991,594)	$(48,707)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $387,700,554.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 2,433,758
Gross Unrealized Depreciation	(631,785)
Net Unrealized Appreciation	$ 1,801,973